Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 211,222	£ 223,840
ECL	994
Allowance account for credit losses of financial assets		1,007
Properties in possession	£ 23	£ 47
Balance weighted LTV (indexed)	51.00%	50.00%
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 175,239	£ 187,141
Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	175,239	187,141
ECL	£ 244
Allowance account for credit losses of financial assets		£ 253
Stage 1 ratio	88.49%	91.76%
Stage 2 ratio	10.36%	7.25%
Stage 3 ratio	1.16%	0.99%
Interest-only
Disclosure of credit risk exposure [line items]
Properties in possession	£ 12	£ 18
Balance weighted LTV (indexed)	48.00%	47.00%
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 39,104	£ 41,098
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Properties in possession	£ 3	£ 8
Balance weighted LTV (indexed)	51.00%	49.00%
Mortgage loan including interest-only part	£ 9,684	£ 10,192
Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,788	13,759
Flexible
Disclosure of credit risk exposure [line items]
Properties in possession	£ 2	£ 3
Balance weighted LTV (indexed)	37.00%	36.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,418	£ 6,765
LTV >100%
Disclosure of credit risk exposure [line items]
Properties in possession	£ 5	£ 7
Balance weighted LTV (indexed)	116.00%	117.00%
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 445	£ 372
Buy-to-let
Disclosure of credit risk exposure [line items]
Properties in possession	£ 1	£ 1
Balance weighted LTV (indexed)	60.00%	58.00%
Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,585	£ 16,799
Other portfolio
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 16
Balance weighted LTV (indexed)	53.00%	52.00%
Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 120,878	£ 129,299
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	155,063	171,733
Stage 1 | Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	155,063	171,733
Stage 1 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	32,244	35,957
Stage 1 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,077	12,380
Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,420	5,713
Stage 1 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	276	218
Stage 1 | Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,887	15,884
Stage 1 | Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	109,509	120,683
Stage 2
Disclosure of credit risk exposure [line items]
ECL	462
Allowance account for credit losses of financial assets		516
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,160	13,576
Stage 2 | Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,160	13,576
Stage 2 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,874	4,265
Stage 2 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,472	1,161
Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	744	839
Stage 2 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	104	102
Stage 2 | Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,647	876
Stage 2 | Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,618	7,916
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,016	£ 1,832
Stage 3 ratio	1.16%	0.99%
Stage 3 | Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,016	£ 1,832
Stage 3 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 986	£ 876
Stage 3 ratio	2.54%	2.15%
Stage 3 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 239	£ 218
Stage 3 ratio	1.88%	1.60%
Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 254	£ 213
Stage 3 ratio	5.01%	3.45%
Stage 3 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 65	£ 52
Stage 3 ratio	14.54%	13.91%
Stage 3 | Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 51	£ 39
Stage 3 ratio	0.33%	0.23%
Stage 3 | Other portfolio | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 751	£ 700
Stage 3 ratio	0.62%	0.54%